Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Consolidation
Basis of Presentation

Our consolidated financial statements include the accounts of Kinder Morgan Management, LLC and its wholly owned subsidiary, Kinder Morgan Services LLC. All material intercompany transactions and balances have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Actual results could differ from these estimates.

Business combination
On May 30, 2007, KMK completed a merger transaction with a wholly owned subsidiary of KMI under which investors including Richard D. Kinder, KMK’s Chairman and Chief Executive Officer, acquired all of the outstanding shares of KMK, referred to as the “Going Private Transaction.” The purchase price of KMK has been “pushed-down” and allocated to the assets and liabilities of its subsidiary companies, including us. Accordingly, the accompanying financial information, transactions and balances reflect the push-down of KMK’s new accounting basis arising from the Going Private Transaction to our financial statements.

Notwithstanding the consolidation of KMP and its subsidiaries into KMI’s financial statements, except as explicitly disclosed, KMI is not liable for, and their assets are not available to satisfy, the obligations of KMP and/or its subsidiaries and vice versa.  Responsibility for settlements of obligations reflected in KMI’s or KMP’s financial statements are a legal determination based on the entity that incurs the liability.

Cash equivalents	Cash Equivalents We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounting for investments
Accounting for Investment in KMP

We use the equity method of accounting for our investment in KMP, which investment is further described in Notes 3 and 4. KMP is a publicly traded limited partnership and its common units are traded on the New York Stock Exchange under the symbol “KMP.” We record, in the period in which it is earned, our share of the earnings of KMP attributable to the i-units we own, which includes an adjustment to reflect the impact of the push down of the purchase price of KMK on our equity investment in KMP. We also record our proportionate share of KMP’s accumulated other comprehensive income as an adjustment to our investment in KMP. We receive distributions from KMP in the form of additional i-units, which increase the number of i-units we own. We issue additional shares (or fractions thereof) of the Company to our existing shareholders in an amount equal to the additional i-units received from KMP. At December 31, 2011, through our ownership of KMP i-units, we owned approximately 29.3% of all of KMP’s outstanding limited partner interests.

In addition, we perform impairment testing of the amount at which we carry the excess of cost over underlying fair value of net assets accounted for under the equity method when events or circumstances warrant such testing. The impairment test considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of December 31, 2011, we believed no such impairment had occurred on our investment in KMP.

Accounting for share distributions
Accounting for Share Distributions

Our board of directors declares and we make additional share distributions at the same time that KMP declares and makes distributions on the i-units to us, so that the number of i-units we own and the number of our shares outstanding remain equal. We account for the share distributions we make by charging retained earnings and crediting outstanding shares with amounts that equal the number of shares distributed multiplied by the closing price of the shares on the date the distribution is payable. As a result, we expect that our retained earnings will always be in a deficit position because (i) distributions per unit for KMP (which serve to reduce our retained earnings) are based on “Available Cash” as defined by its partnership agreement, which amount generally exceeds the earnings per unit (which serve to increase our retained earnings) and (ii) the impact on our retained earnings attributable to our equity in the earnings of KMP is recorded after a provision for income taxes.

Income taxes
Income Taxes

We are a limited liability company that has elected to be treated as a corporation for federal income tax purposes. Our entire income tax provision consists of deferred income tax.  Deferred income tax assets and liabilities are recognized for temporary differences between the basis of our assets and liabilities for financial and tax reporting purposes.  Our deferred tax liabilities balance was $218.3 million and $201.7 million as of December 31, 2011 and 2010, respectively, as presented in the accompanying consolidated balance sheets. Under our current basis of accounting, we have excluded nondeductible goodwill associated with our investment in KMP. Prior to the Going Private transaction we recognized temporary differences between the basis of our assets and liabilities for financial and tax reporting purposes including nondeductible goodwill associated with our investment in KMP. Changes in tax legislation are included in the relevant computations in the period in which such changes are effective. Currently, our only such temporary difference results from our investment in KMP.

For more information on income taxes, see Note 6.

Earnings per share
Earnings Per Share

Both basic and diluted earnings per share are computed based on the weighted-average number of shares outstanding during each period, adjusted for share splits. There are no securities outstanding that may be converted into or exercised for shares.